Summary of Significant Accounting Policies - Narrative (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) segment purchasePeriod	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 26, 2021
Cash and Cash Equivalents [Line Items]
Number of operating segments | segment	1
Cash and cash equivalents	$ 257,056,000		$ 85,582,000	$ 48,864,000
Allowance for doubtful accounts	$ 300,000		400,000	200,000
Amortization period (in years)	6 years
Impairments of capitalized internal use software	$ 0	$ 0	0	0
Goodwill impairment	0	0	0	0
Intangible asset impairment	0	0	0	0
Long-lived asset impairment	$ 0	0	0	0
Percentage of annual contributions per employee	100.00%
Percentage of vested annual eligible compensation	100.00%
Percentage of vested employer matching	100.00%
Vesting period (in years)	1 year
Contributions	$ 1,000,000.0	800,000	2,400,000	1,200,000
Advertising expenses	$ 7,200,000	$ 6,300,000	13,300,000	12,200,000
Common Stock, Class B
Cash and Cash Equivalents [Line Items]
Common stock, conversion ratio	1				1
Stock options
Cash and Cash Equivalents [Line Items]
Dividend yield	$ 0
Employee Stock
Cash and Cash Equivalents [Line Items]
Percentage of payroll deduction of base cash compensation	15.00%
Offering period (in months)	6 months
Number of purchase periods | purchasePeriod	1
Purchase period (in months)	6 months
Percentage of purchase price of common stock	85.00%
Minimum
Cash and Cash Equivalents [Line Items]
Capitalized computer software, useful life (in years)	2 years
Capitalized computer content, useful life (in years)	2 years
Subscription contracts, term (in years)	1 year
Maximum
Cash and Cash Equivalents [Line Items]
Capitalized computer software, useful life (in years)	5 years
Capitalized computer content, useful life (in years)	4 years
Subscription contracts, term (in years)	3 years
Money Market Funds
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 19,800,000		$ 22,500,000	$ 29,900,000